Basis of Presentation - Additional Information (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021
Basis Of Presentation [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021	Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect [true false]	true	true
Accounting Standards Update [Extensible Enumeration]		us-gaap:AccountingStandardsUpdate201912Member
Operating lease expense, depreciation, and interest expense	$ 0.3